                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.    Name and address of issuer:

               The MainStay Funds
               51 Madison Avenue
               New York, NY 10010

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Blue Chip Growth, Capital Appreciation, Common Stock, Convertible, Diversified Income, Equity Index, Global High Income, Government, High Yield Corporate Bond, International Bond, International Equity, Large Cap Growth, MAP, Mid Cap Growth, Mid Cap Value, Money Market, Research Value, Small Cap Growth, Small Cap Value, Strategic Value, Tax Free Bond, Total Return, Value

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3.    Investment Company Act File Number:    811-4550

      Securities Act File Number:            33-02610

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4(a). Last day of fiscal year for which this Form is filed:   10/31/05

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4(b). [ ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
            Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). [ ]   Check box if this is the last time the issuer will be filing this
            Form.

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5. Calculation of registration fee:

         (i)  Aggregate sale price of securities
         sold during the fiscal year pursuant
         to section 24(f):                                                      $3,584,273,641
                                                                               ---------------

         (ii)  Aggregate price of securities
         redeemed or repurchased during
         the fiscal year:                            $4,205,809,583
                                                     --------------

         (iii) Aggregate price of securities
         redeemed or repurchased during any
         prior fiscal year ending no earlier
         than October 11, 1995 that were not
         previously used to reduce
         registration fees payable to the
         Commission:                                 $  636,644,718
                                                     --------------


         (iv) Total available redemption
         credits [add Items 5(ii) and 5(iii)]:                                 -$4,842,454,301
                                                                               ---------------

         (v) Net sales - if Item 5(i) is
         greater than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:                                           $ 0
                                                                               --------------

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         (vi) Redemption credits available
         for use in future years -- if Item
         5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item
         5(i)]:                                     ($1,258,180,660)
                                                    ----------------

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         (vii) Multiplier for determining
         registration fee (See Instruction
         C.9):                                                                 x 0.00010700
                                                                               ------------

         (viii) Registration fee due
         [multiply Item 5(v) by Item 5(vii)]
         (enter "0" if no fee is due):                                         = $ 0
                                                                               ============

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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7.    Interest due - if this Form is being filed more than 90 days after the end
      of the issuer's fiscal year (see Instruction D):             + $ 0
                                                                   ----------

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                  = $ 0
                                                                   ==========

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:         N/A

            Method of Delivery:

            [ ]   Wire Transfer
            [ ]   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Arphiela Arizmendi
                                    ----------------------------------------

                                    Arphiela Arizmendi
                                    ----------------------------------------

                                    Treasurer and Principal Financial and
                                    Accounting Officer
                                    ----------------------------------------

Date: 1/27/06


*Please print the name and title of the signing officer below the signature.